Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	F-1/A
Amendment Flag	true
Entity Registrant Name	MCLOUD TECHNOLOGIES CORP.
Entity Central Index Key	0001756499
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 7 to FORM F-1 REGISTRATION STATEMENT